STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - .5%
Aptiv	25,746		2,250,715
BorgWarner	20,102		737,341
Ford Motor	389,682		3,569,487
General Motors	125,137		4,690,135
Harley-Davidson	15,713	[a]	565,197
			11,812,875
Banks - 5.4%
Bank of America	833,810		24,322,238
BB&T	75,435	[a]	4,025,966
Citigroup	224,541		15,511,292
Citizens Financial Group	46,374		1,640,248
Comerica	14,683		968,931
Fifth Third Bancorp	72,874		1,995,290
First Republic Bank	16,117		1,558,514
Huntington Bancshares	107,465		1,533,526
JPMorgan Chase & Co.	317,600		37,378,344
KeyCorp	102,010		1,819,858
M&T Bank	13,279		2,097,684
People's United Financial	38,755		605,934
Regions Financial	101,579		1,606,980
SunTrust Banks	44,855		3,086,024
SVB Financial Group	5,228	[b]	1,092,391
The PNC Financial Services Group	44,265		6,204,182
U.S. Bancorp	142,755		7,900,062
Wells Fargo & Co.	399,387		20,145,080
Zions Bancorp	18,607		828,384
			134,320,928
Capital Goods - 6.6%
3M	56,808		9,339,235
A.O. Smith	14,812	[a]	706,681
Allegion	8,981	[a]	930,881
AMETEK	22,315		2,048,963
Arconic	38,741		1,007,266
Caterpillar	56,291		7,110,116
Cummins	15,551		2,529,681
Deere & Co.	31,371		5,291,660
Dover	14,949		1,488,322
Eaton	42,563		3,539,113
Emerson Electric	61,298		4,098,384

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 6.6% (continued)
Fastenal	56,742	[a]	1,853,761
Flowserve	13,834		646,186
Fortive	29,125		1,996,810
Fortune Brands Home & Security	13,420		734,074
General Dynamics	23,575		4,307,860
General Electric	867,475		7,755,226
Honeywell International	71,782		12,145,514
Huntington Ingalls Industries	4,148		878,505
IDEX	7,447		1,220,414
Illinois Tool Works	29,283		4,582,497
Ingersoll-Rand	24,002		2,957,286
Jacobs Engineering Group	13,223		1,209,905
Johnson Controls International	77,762		3,412,974
L3Harris Technologies	21,863		4,561,496
Lockheed Martin	24,638		9,610,298
Masco	28,025		1,168,082
Northrop Grumman	15,739		5,898,820
PACCAR	34,910		2,444,049
Parker-Hannifin	13,018		2,351,181
Pentair	16,226	[a]	613,343
Quanta Services	13,922		526,252
Raytheon	27,345		5,364,816
Rockwell Automation	11,913		1,963,262
Roper Technologies	10,203		3,638,390
Snap-on	5,487		858,935
Stanley Black & Decker	15,021		2,169,183
Textron	23,994		1,174,746
The Boeing Company	52,910		20,130,668
TransDigm Group	4,838		2,519,001
United Rentals	7,474	[b]	931,559
United Technologies	80,317		10,964,877
W.W. Grainger	4,580		1,360,947
Wabtec	17,841	[a]	1,282,054
Xylem	17,326		1,379,496
			162,702,769
Commercial & Professional Services - .8%
Cintas	8,532	[b]	2,287,429
Copart	20,047	[b]	1,610,376
Equifax	11,776		1,656,530
IHS Markit	39,348	[b]	2,631,594
Nielsen Holdings	33,380		709,325
Republic Services	21,913		1,896,570
Robert Half International	12,712		707,550
Rollins	14,199	[a]	483,760

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Commercial & Professional Services - .8% (continued)
Verisk Analytics	16,372		2,589,068
Waste Management	39,039		4,489,485
			19,061,687
Consumer Durables & Apparel - 1.2%
Capri Holdings	14,312	[a,b]	474,586
D.R. Horton	32,637		1,720,296
Garmin	14,099		1,194,044
Hanesbrands	34,947	[a]	535,388
Hasbro	11,112		1,318,883
Leggett & Platt	13,874	[a]	568,002
Lennar, Cl. A	29,026		1,621,102
Mohawk Industries	6,094	[b]	756,083
Newell Brands	41,732	[a]	781,223
NIKE, Cl. B	123,883		11,635,091
NVR	306	[b]	1,137,509
PulteGroup	25,511		932,427
PVH	7,898		696,841
Ralph Lauren	5,168	[a]	493,389
Tapestry	27,456		715,229
Under Armour, Cl. A	17,360	[b]	346,158
Under Armour, Cl. C	17,451	[b]	316,387
VF	32,232		2,868,326
Whirlpool	6,374		1,009,387
			29,120,351
Consumer Services - 1.9%
Carnival	39,102	[a]	1,709,148
Chipotle Mexican Grill	2,497	[b]	2,098,654
Darden Restaurants	12,497		1,477,395
H&R Block	21,075	[a]	497,792
Hilton Worldwide Holdings	28,385		2,642,927
Marriott International, Cl. A	27,057		3,365,079
McDonald's	75,359		16,180,331
MGM Resorts International	50,817		1,408,647
Norwegian Cruise Line Holdings	21,331	[b]	1,104,306
Royal Caribbean Cruises	17,068		1,848,976
Starbucks	119,375		10,555,137
Wynn Resorts	9,691		1,053,606
Yum! Brands	29,918		3,393,599
			47,335,597
Diversified Financials - 5.0%
Affiliated Managers Group	5,504		458,758
American Express	67,438		7,976,567
Ameriprise Financial	13,528		1,989,969
Berkshire Hathaway, Cl. B	194,281	[b]	40,414,334

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 5.0% (continued)
BlackRock	11,687		5,208,195
Capital One Financial	47,059		4,281,428
CBOE Global Markets	10,805		1,241,603
CME Group	35,608		7,525,395
Discover Financial Services	31,521		2,556,038
E*TRADE Financial	23,320		1,018,851
Franklin Resources	29,278	[a]	844,963
Intercontinental Exchange	56,354		5,199,784
Invesco	41,543		703,738
MarketAxess Holdings	3,706		1,213,715
Moody's	16,192		3,316,607
Morgan Stanley	125,586		5,358,755
MSCI	8,417		1,832,802
Nasdaq	11,527		1,145,207
Northern Trust	21,409		1,997,888
Raymond James Financial	12,819		1,057,055
S&P Global	24,177		5,922,881
State Street	37,822		2,238,684
Synchrony Financial	60,837		2,073,933
T. Rowe Price Group	23,512		2,686,246
The Bank of New York Mellon	85,337		3,858,086
The Charles Schwab	115,623		4,836,510
The Goldman Sachs Group	32,277		6,688,763
			123,646,755
Energy - 4.5%
Apache	37,647		963,763
Baker Hughes, a GE Company	59,888		1,389,402
Cabot Oil & Gas	42,362		744,300
Chevron	188,174		22,317,436
Cimarex Energy	8,984	[a]	430,693
Concho Resources	19,924		1,352,840
ConocoPhillips	111,175		6,334,751
Devon Energy	39,663		954,292
Diamondback Energy	16,066	[a]	1,444,494
EOG Resources	57,429		4,262,380
Exxon Mobil	419,700		29,635,017
Halliburton	85,560		1,612,806
Helmerich & Payne	10,269		411,479
Hess	25,560		1,545,869
HollyFrontier	15,617		837,696
Kinder Morgan	192,200		3,961,242
Marathon Oil	85,313		1,046,791
Marathon Petroleum	66,218		4,022,743
National Oilwell Varco	37,791	[a]	801,169

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 4.5% (continued)
Noble Energy	48,063		1,079,495
Occidental Petroleum	89,098		3,962,188
ONEOK	40,699		2,999,109
Phillips 66	44,226		4,528,742
Pioneer Natural Resources	16,809		2,114,068
Schlumberger	136,398		4,660,720
TechnipFMC	43,558		1,051,490
The Williams Companies	120,312		2,894,707
Valero Energy	42,066		3,585,706
			110,945,388
Food & Staples Retailing - 1.6%
Costco Wholesale	43,610		12,564,477
Sysco	50,594		4,017,164
The Kroger Company	79,492		2,049,304
Walgreens Boots Alliance	75,497		4,175,739
Walmart	140,819		16,712,399
			39,519,083
Food, Beverage & Tobacco - 3.9%
Altria Group	185,775		7,598,197
Archer-Daniels-Midland	55,731		2,288,872
Brown-Forman, Cl. B	17,858	[a]	1,121,125
Campbell Soup	16,960	[a]	795,763
Conagra Brands	48,095		1,475,555
Constellation Brands, Cl. A	16,333		3,385,504
General Mills	58,782		3,240,064
Hormel Foods	27,260	[a]	1,192,080
Kellogg	25,205		1,621,942
Lamb Weston Holdings	14,261		1,037,060
McCormick & Co.	11,949	[a]	1,867,629
Molson Coors Brewing, Cl. B	18,368		1,056,160
Mondelez International, Cl. A	141,814		7,845,150
Monster Beverage	38,567	[b]	2,239,200
PepsiCo	138,414		18,976,559
Philip Morris International	153,437		11,650,471
The Coca-Cola Company	381,623		20,775,556
The Hershey Company	14,702		2,278,663
The J.M. Smucker Company	11,275		1,240,476
The Kraft Heinz Company	60,451		1,688,699
Tyson Foods, Cl. A	28,900		2,489,446
			95,864,171
Health Care Equipment & Services - 6.1%
Abbott Laboratories	175,258		14,663,837
ABIOMED	4,461	[b]	793,567
Align Technology	7,126	[b]	1,289,236

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 6.1% (continued)
AmerisourceBergen	15,530		1,278,585
Anthem	25,399		6,098,300
Baxter International	50,345		4,403,677
Becton Dickinson & Co.	26,627		6,735,566
Boston Scientific	137,187	[b]	5,582,139
Cardinal Health	29,508		1,392,483
Centene	40,694	[b]	1,760,422
Cerner	32,749		2,232,499
Cigna	37,755		5,730,831
CVS Health	129,181		8,147,446
Danaher	63,290		9,140,975
DaVita	9,906	[b]	565,335
Dentsply Sirona	23,195		1,236,525
Edwards Lifesciences	20,540	[b]	4,516,951
HCA Healthcare	26,286		3,165,360
Henry Schein	14,856	[a,b]	943,356
Hologic	27,463	[b]	1,386,607
Humana	13,442		3,436,716
IDEXX Laboratories	8,629	[b]	2,346,484
Intuitive Surgical	11,483	[b]	6,200,016
Laboratory Corporation of America Holdings	9,512	[b]	1,598,016
McKesson	18,407		2,515,501
Medtronic	132,933		14,439,182
Quest Diagnostics	13,148		1,407,230
ResMed	14,235		1,923,291
Stryker	31,736		6,864,497
Teleflex	4,515		1,533,971
The Cooper Companies	4,823		1,432,431
UnitedHealth Group	93,878		20,401,567
Universal Health Services, Cl. B	8,259		1,228,526
Varian Medical Systems	9,318	[b]	1,109,681
WellCare Health Plans	4,959	[b]	1,285,224
Zimmer Biomet Holdings	20,338		2,791,797
			151,577,827
Household & Personal Products - 2.0%
Church & Dwight	24,139		1,816,218
Colgate-Palmolive	85,416		6,278,930
Coty, Cl. A	31,777	[a]	333,976
Kimberly-Clark	33,850		4,808,392
The Clorox Company	12,694		1,927,838
The Estee Lauder Companies, Cl. A	21,700		4,317,215
The Procter & Gamble Company	247,847		30,827,210
			50,309,779

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Insurance - 2.5%
Aflac	73,043		3,821,610
American International Group	86,595		4,823,341
Aon	23,637		4,575,414
Arthur J. Gallagher & Co.	18,340		1,642,714
Assurant	6,022		757,688
Chubb	45,231		7,302,093
Cincinnati Financial	14,743		1,720,066
Everest Re Group	4,123		1,097,089
Globe Life	9,909		948,886
Lincoln National	20,434		1,232,579
Loews	26,479		1,363,139
Marsh & McLennan Companies	50,833		5,085,842
MetLife	80,447		3,793,881
Principal Financial Group	26,289		1,502,153
Prudential Financial	39,775		3,577,761
The Allstate	32,572		3,539,925
The Hartford Financial Services Group	35,871		2,174,141
The Progressive	58,029		4,482,740
The Travelers Companies	26,065		3,875,605
Unum Group	22,124		657,525
Willis Towers Watson	12,851		2,479,857
			60,454,049
Materials - 2.7%
Air Products & Chemicals	21,791		4,834,551
Albemarle	10,410	[a]	723,703
Amcor	160,514	[a]	1,565,011
Avery Dennison	8,375		951,149
Ball	33,306		2,425,010
Celanese	12,151		1,485,946
CF Industries Holdings	21,032		1,034,774
Corteva	74,633		2,089,724
Dow	74,634		3,556,310
DuPont de Nemours	74,633		5,322,079
Eastman Chemical	14,090		1,040,265
Ecolab	24,953		4,941,692
FMC	12,936		1,134,228
Freeport-McMoRan	143,937		1,377,477
International Flavors & Fragrances	10,511	[a]	1,289,595
International Paper	38,380		1,605,052
Linde	53,511		10,366,151
LyondellBasell Industries, Cl. A	25,781		2,306,626
Martin Marietta Materials	6,062		1,661,594
Newmont Goldcorp	81,233		3,080,355
Nucor	31,346		1,595,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 2.7% (continued)
Packaging Corporation of America	9,457	[a]	1,003,388
PPG Industries	23,691		2,807,620
Sealed Air	14,868		617,171
The Mosaic Company	34,620		709,710
The Sherwin-Williams Company	8,150		4,481,440
Vulcan Materials	13,026		1,970,052
WestRock	25,654		935,088
			66,911,586
Media & Entertainment - 8.0%
Activision Blizzard	76,099		4,027,159
Alphabet, Cl. A	29,711	[b]	36,281,291
Alphabet, Cl. C	30,015	[b]	36,588,285
CBS, Cl. B	34,291		1,384,328
Charter Communications, Cl. A	16,123	[b]	6,644,611
Comcast, Cl. A	449,802		20,277,074
Discovery, Cl. A	14,708	[b]	391,674
Discovery, Cl. C	35,768	[b]	880,608
DISH Network, Cl. A	22,541	[b]	767,972
Electronic Arts	29,936	[b]	2,928,340
Facebook, Cl. A	238,611	[b]	42,491,847
Fox, Cl. A	34,532		1,088,967
Fox, Cl. B	16,253		512,620
Netflix	43,419	[b]	11,619,793
News Corp., Cl. A	37,250		518,520
News Corp., Cl. B	10,036		143,465
Omnicom Group	21,668	[a]	1,696,604
Take-Two Interactive Software	11,320	[b]	1,418,849
The Interpublic Group of Companies	36,534		787,673
The Walt Disney Company	178,216		23,225,109
TripAdvisor	10,714	[b]	414,418
Twitter	76,175	[b]	3,138,410
Viacom, Cl. B	34,798		836,196
			198,063,813
Pharmaceuticals Biotechnology & Life Sciences - 7.4%
AbbVie	146,498		11,092,829
Agilent Technologies	31,468		2,411,393
Alexion Pharmaceuticals	22,265	[b]	2,180,634
Allergan	32,374		5,448,220
Amgen	59,567		11,526,810
Biogen	18,368	[b]	4,276,438
Bristol-Myers Squibb	161,673		8,198,438
Celgene	70,147	[b]	6,965,597
Eli Lilly & Co.	84,384		9,436,663
Gilead Sciences	125,245		7,938,028

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.4% (continued)
Illumina	14,612	[b]	4,445,263
Incyte	17,339	[b]	1,287,074
IQVIA Holdings	17,807	[b]	2,660,010
Johnson & Johnson	262,441		33,954,617
Merck & Co.	254,298		21,406,806
Mettler-Toledo International	2,517	[b]	1,772,975
Mylan	49,827	[b]	985,578
Nektar Therapeutics	17,119	[a,b]	311,823
PerkinElmer	10,657		907,657
Perrigo	13,352	[a]	746,243
Pfizer	548,445		19,705,629
Regeneron Pharmaceuticals	7,810	[b]	2,166,494
Thermo Fisher Scientific	39,711		11,566,623
Vertex Pharmaceuticals	25,283	[b]	4,283,446
Waters	6,671	[b]	1,489,167
Zoetis	47,382		5,903,323
			183,067,778
Real Estate - 3.2%
Alexandria Real Estate Equities	11,110	[c]	1,711,384
American Tower	43,994	[c]	9,728,393
Apartment Investment & Management, Cl. A	15,092	[c]	786,897
AvalonBay Communities	13,697	[c]	2,949,375
Boston Properties	14,362	[c]	1,862,177
CBRE Group, Cl. A	33,184	[b]	1,759,084
Crown Castle International	40,971	[c]	5,695,379
Digital Realty Trust	20,292	[c]	2,634,105
Duke Realty	35,632	[c]	1,210,419
Equinix	8,357	[c]	4,820,318
Equity Residential	34,776	[c]	2,999,778
Essex Property Trust	6,562	[c]	2,143,477
Extra Space Storage	12,629	[c]	1,475,320
Federal Realty Investment Trust	7,204	[c]	980,753
HCP	48,472	[c]	1,727,057
Host Hotels & Resorts	73,474	[c]	1,270,365
Iron Mountain	27,744	[a,c]	898,628
Kimco Realty	41,546	[a,c]	867,480
Mid-America Apartment Communities	11,253	[c]	1,463,003
Prologis	62,398	[c]	5,317,558
Public Storage	14,843	[c]	3,640,543
Realty Income	31,211	[c]	2,393,259
Regency Centers	16,797	[c]	1,167,224
SBA Communications	11,118	[c]	2,681,106

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 3.2% (continued)
Simon Property Group	30,597	[c]	4,762,423
SL Green Realty	8,882	[c]	726,104
The Macerich Company	10,862	[a,c]	343,131
UDR	28,867	[c]	1,399,472
Ventas	36,588	[c]	2,672,022
Vornado Realty Trust	15,861	[c]	1,009,870
Welltower	40,114	[c]	3,636,334
Weyerhaeuser	74,180	[c]	2,054,786
			78,787,224
Retailing - 6.5%
Advance Auto Parts	7,104		1,175,002
Amazon.com	41,200	[b]	71,519,492
AutoZone	2,391	[b]	2,593,326
Best Buy	23,214		1,601,534
Booking Holdings	4,223	[b]	8,288,102
CarMax	16,719	[a,b]	1,471,272
Dollar General	25,815		4,103,036
Dollar Tree	23,602	[b]	2,694,404
eBay	78,586		3,063,282
Expedia Group	13,752		1,848,406
Genuine Parts	13,976		1,391,870
Kohl's	16,016	[a]	795,355
L Brands	21,647		424,065
LKQ	30,079	[b]	945,985
Lowe's	77,068		8,474,397
Macy's	30,721		477,404
Nordstrom	11,731	[a]	394,983
O'Reilly Automotive	7,620	[b]	3,036,646
Ross Stores	36,261		3,983,271
Target	50,238		5,370,945
The Gap	20,009	[a]	347,356
The Home Depot	108,681		25,216,166
The TJX Companies	120,991		6,744,038
Tiffany & Co.	10,320	[a]	955,942
Tractor Supply	11,710		1,059,052
Ulta Beauty	5,511	[b]	1,381,332
			159,356,663
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices	105,754	[a,b]	3,065,808
Analog Devices	36,823		4,114,234
Applied Materials	91,690		4,575,331
Broadcom	39,455		10,892,342
Intel	439,840		22,664,955
KLA	16,287		2,596,962

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 3.9% (continued)
Lam Research	14,401		3,328,215
Maxim Integrated Products	27,091		1,568,840
Microchip Technology	23,616	[a]	2,194,163
Micron Technology	110,670	[b]	4,742,209
NVIDIA	60,598		10,548,294
Qorvo	11,175	[b]	828,515
Qualcomm	120,866		9,219,658
Skyworks Solutions	17,393		1,378,395
Texas Instruments	92,705		11,981,194
Xilinx	25,031		2,400,473
			96,099,588
Software & Services - 12.1%
Accenture, Cl. A	62,901		12,099,007
Adobe	48,150	[b]	13,301,437
Akamai Technologies	16,299	[b]	1,489,403
Alliance Data Systems	4,134		529,689
ANSYS	8,592	[b]	1,901,925
Autodesk	21,790	[b]	3,218,383
Automatic Data Processing	43,146		6,964,627
Broadridge Financial Solutions	11,725		1,458,942
Cadence Design Systems	27,668	[b]	1,828,301
Citrix Systems	12,913		1,246,363
Cognizant Technology Solutions, Cl. A	54,963		3,312,345
DXC Technology	26,785		790,158
Fidelity National Information Services	60,749		8,065,037
Fiserv	56,484	[b]	5,851,178
FleetCor Technologies	8,555	[b]	2,453,403
Fortinet	14,104	[b]	1,082,623
Gartner	8,996	[b]	1,286,338
Global Payments	29,724		4,726,116
International Business Machines	87,449		12,716,834
Intuit	25,649		6,821,095
Jack Henry & Associates	7,522		1,097,986
Leidos Holdings	12,745		1,094,541
Mastercard, Cl. A	88,785		24,111,342
Microsoft	757,950		105,377,788
Oracle	219,892		12,100,657
Paychex	31,504		2,607,586
PayPal Holdings	116,682	[b]	12,087,088
Salesforce.com	86,691	[b]	12,868,412
Symantec	56,827		1,342,822
Synopsys	14,972	[b]	2,054,907
The Western Union Company	45,470	[a]	1,053,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 12.1% (continued)
Verisign	10,656	[b]	2,010,041
Visa, Cl. A	171,417	[a]	29,485,438
			298,435,352
Technology Hardware & Equipment - 5.8%
Amphenol, Cl. A	29,388		2,835,942
Apple	421,885		94,489,583
Arista Networks	5,101	[b]	1,218,731
CDW	13,744		1,693,811
Cisco Systems	422,887		20,894,847
Corning	79,394		2,264,317
F5 Networks	6,219	[b]	873,272
FLIR Systems	13,358		702,497
Hewlett Packard Enterprise	129,864		1,970,037
HP	150,520		2,847,838
IPG Photonics	3,716	[a,b]	503,890
Juniper Networks	34,211		846,722
Keysight Technologies	18,253	[b]	1,775,104
Motorola Solutions	16,342		2,784,840
NetApp	24,966		1,310,965
Seagate Technology	24,089		1,295,747
TE Connectivity	32,877		3,063,479
Western Digital	29,137		1,737,731
Xerox Holdings	18,198		544,302
			143,653,655
Telecommunication Services - 2.3%
AT&T	724,689		27,422,232
CenturyLink	95,188	[a]	1,187,946
T-Mobile US	31,200	[b]	2,457,624
Verizon Communications	410,246		24,762,449
			55,830,251
Transportation - 1.9%
Alaska Air Group	12,104		785,671
American Airlines Group	41,208	[a]	1,111,380
CH Robinson Worldwide	13,309	[a]	1,128,337
CSX	78,841		5,461,316
Delta Air Lines	57,622		3,319,027
Expeditors International of Washington	16,758		1,244,952
FedEx	23,746		3,456,705
J.B. Hunt Transport Services	8,476		937,869
Kansas City Southern	9,662		1,285,143
Norfolk Southern	26,112		4,691,282
Southwest Airlines	47,588		2,570,228
Union Pacific	69,803		11,306,690
United Airlines Holdings	22,129	[b]	1,956,425

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 1.9% (continued)
United Parcel Service, Cl. B	69,370		8,311,913
			47,566,938
Utilities - 3.5%
AES	62,287		1,017,770
Alliant Energy	22,380		1,206,953
Ameren	24,074		1,927,124
American Electric Power	49,031		4,593,714
American Water Works	17,581		2,184,088
Atmos Energy	11,459		1,305,066
CenterPoint Energy	48,754		1,471,396
CMS Energy	27,863		1,781,839
Consolidated Edison	32,414		3,062,151
Dominion Energy	81,386		6,595,521
DTE Energy	18,181		2,417,346
Duke Energy	71,836		6,886,199
Edison International	35,173		2,652,748
Entergy	19,629		2,303,659
Evergy	23,505		1,564,493
Eversource Energy	31,602		2,701,023
Exelon	95,966		4,636,117
FirstEnergy	53,234		2,567,476
NextEra Energy	48,418		11,280,910
NiSource	35,959		1,075,893
NRG Energy	25,378		1,004,969
Pinnacle West Capital	10,988		1,066,605
PPL	71,657		2,256,479
Public Service Enterprise Group	49,680		3,084,134
Sempra Energy	27,228		4,019,125
The Southern Company	103,542		6,395,789
WEC Energy Group	31,332		2,979,673
Xcel Energy	51,882		3,366,623
			87,404,883
Total Common Stocks (cost $797,311,152)			2,451,848,990
	Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
5.84%, 12/12/19 (cost $1,001,219)	1,005,000	[d,e]	1,001,430

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $24,677,875)	1.89	24,677,875	[f]	24,677,875

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $645,526)	1.89	645,526	[f]	645,526
Total Investments (cost $823,635,772)		100.4%		2,478,173,821
Liabilities, Less Cash and Receivables		(.4%)		(9,651,249)
Net Assets		100.0%		2,468,522,572

a Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $72,915,097 and the value of the collateral was $74,472,950, consisting of cash collateral of $645,526 and U.S. Government & Agency securities valued at $73,827,424.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	2,451,848,990	-	-	2,451,848,990
Investment Companies	25,323,401	-	-	25,323,401
U.S. Treasury Securities	-	1,001,430	-	1,001,430
Liabilities ($)
Other Financial Instruments:
Futures††	(137,471)	-	-	(137,471)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Stock Index Fund, Inc.

September 30, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	184	12/19	27,539,671	27,402,200	(137,471)
Gross Unrealized Depreciation				(137,471)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value

NOTES

of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2019, accumulated net unrealized appreciation on investments was $1,654,538,049, consisting of $1,693,710,208 gross unrealized appreciation and $39,172,159 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.